AGREEMENTS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 06, 2023	Jun. 30, 2021	Jun. 30, 2024	Jun. 30, 2023
Twyneo [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Regulatory approval milestone payments received		$ 7,500
Twyneo [Member] | License Agreements With Beimei [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments			$ 2,000
Upfront payments received			10,000
Royalties revenues			5,000
Contract liability			200
Estimated variable consideration			4,800
Twyneo And Epsolay [Member] | License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sales milestone payments		$ 9,000
Royalties revenues			723	$ 466
Twyneo And Epsolay [Member] | License Agreements With Searchlight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments received	$ 11,000			$ 500
Royalties revenues			42
Contract liability			$ 78